SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenues (Details)	12 Months Ended
	Oct. 31, 2022 USD ($) item	Oct. 31, 2021 USD ($) item	Oct. 31, 2020 USD ($) item
Disaggregation of Revenue [Line Items]
Total Revenues	$ 1,351,909	$ 2,790,617	$ 3,249,344
Commissions
Disaggregation of Revenue [Line Items]
Actual commission adjustments in connection with the cancellation of policies	1.70%	2.30%	1.10%
Total Revenues	$ 1,324,655	$ 2,675,611	$ 2,954,798
Risk management services
Disaggregation of Revenue [Line Items]
Hours spent in connection with the claim process services provided to the insureds | item	9	12	12
Total Revenues	$ 27,254	$ 115,006	$ 294,546